GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL [Abstract]
GENERAL

1.	ORGANIZATION AND BUSINESS

Historical Structure of the Company

Frontline Ltd., the Company or Frontline, is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company's ordinary shares are listed on the New York Stock Exchange and the Oslo Stock Exchange under the symbol of "FRO".

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 Ltd, or Frontline 2012, entered into an agreement and plan of merger, (as amended from time to time, the "Merger Agreement") pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, or the Merger, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. For accounting purposes, the acquisition of Frontline 2012 has been treated as a reverse business acquisition. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration. One share in Frontline 2012 gave the right to receive 2.55 shares in the Company and 583.6 million shares were issued as merger consideration based on the total number of Frontline 2012 shares of 249.1 million less 6.8 million treasury shares held by Frontline 2012 and 13.46 million Frontline 2012 shares held by the Company, which were cancelled upon completion of the Merger. Because this transaction is accounted for as a reverse business acquisition, the financial statements included in this Form 20-F for the period through November 30, 2015 are those of Frontline 2012. The financial statements reflect the reverse business acquisition of the Company by Frontline 2012 for the period since November 30, 2015.

Business

The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt, and operates LR2/Aframax tankers, which are clean product tankers, and range in size from 111,000 to 115,000 dwt. The Company operates through subsidiaries located in Bermuda, India, Liberia, the Marshall Islands, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

As of December 31, 2017, the Company's fleet consisted of 61 vessels, with an aggregate capacity of approximately 11.6 million DWT. The Company's fleet consisted of:

(i) Forty-three vessels owned by the Company (10 VLCCs, 16 Suezmax tankers and 17 LR2/Aframax tankers),
(ii) nine VLCCs that are under capital leases,
(iii) one VLCC that is recorded as an investment in a finance lease,
(iv) one chartered-in VLCC, where the cost/revenue is split equally with a third party, and
(v) seven vessels that are under our commercial management (two Suezmax tankers, two LR2 tankers and three Aframax oil tankers).

Furthermore, the Company has five newbuildings under construction, comprised of four VLCCs and one LR2/Aframax tanker.